Employee Benefits (Post-Employment) - Schedule of Defined Benefit Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Service cost	$ 278	$ 298	$ 250
Interest on net liabilities (assets)	1,862	2,428	2,054
Net expenses for the year	2,140	2,726	2,304
Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	1,489	1,914	1,428
Cost of sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	427	539	564
Operating expense [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	224	273	312
Petros Pension Plan [member]
Disclosure of defined benefit plans [line items]
Service cost	23	89	83
Interest on net liabilities (assets)	254	1,167	945
Net expenses for the year	277	1,256	1,028
Petros Pension Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	212	917	643
Petros Pension Plan [member] | Cost of sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	46	236	257
Petros Pension Plan [member] | Operating expense [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	19	103	128
Petros renegotiated pension plan [member]
Disclosure of defined benefit plans [line items]
Service cost	54
Interest on net liabilities (assets)	492
Net expenses for the year	546
Petros renegotiated pension plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	406
Petros renegotiated pension plan [member] | Cost of sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	94
Petros renegotiated pension plan [member] | Operating expense [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	46
Petros nonrenegotiated pension plan [member]
Disclosure of defined benefit plans [line items]
Service cost	6
Interest on net liabilities (assets)	162
Net expenses for the year	168
Petros nonrenegotiated pension plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	134
Petros nonrenegotiated pension plan [member] | Cost of sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	23
Petros nonrenegotiated pension plan [member] | Operating expense [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	11
Petros 2 Pension Plan [member]
Disclosure of defined benefit plans [line items]
Service cost	33	44	21
Interest on net liabilities (assets)	23	32	12
Net expenses for the year	56	76	33
Petros 2 Pension Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	10	12	4
Petros 2 Pension Plan [member] | Cost of sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	29	40	18
Petros 2 Pension Plan [member] | Operating expense [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	17	24	11
AMS Medical Plan [member]
Disclosure of defined benefit plans [line items]
Service cost	155	161	128
Interest on net liabilities (assets)	927	1,222	1,093
Net expenses for the year	1,082	1,383	1,221
AMS Medical Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	725	984	780
AMS Medical Plan [member] | Cost of sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	235	263	287
AMS Medical Plan [member] | Operating expense [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	122	136	154
Other plans [member]
Disclosure of defined benefit plans [line items]
Service cost	7	4	18
Interest on net liabilities (assets)	4	7	4
Net expenses for the year	11	11	22
Other plans [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	2	1	1
Other plans [member] | Cost of sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year			2
Other plans [member] | Operating expense [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	$ 9	$ 10	$ 19